Cover	Dec. 14, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 14, 2023
Entity File Number	001-40279
Entity Registrant Name	DISRUPTIVE ACQUISITION CORPORATION I
Entity Central Index Key	0001838831
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	11501 Rock Rose Avenue
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78758
City Area Code	424
Local Phone Number	205-6858
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Class A Ordinary Shares, par value $0.0001 per share
Title of 12(b) Security	Class A Ordinary Shares, par value $0.0001 per share
Trading Symbol	DISA
Security Exchange Name	NASDAQ
Redeemable warrants, each one whole warrant &lrm;exercisable for one Class A ordinary share at an &lrm;exercise price of $11.50&lrm;
Title of 12(b) Security	Redeemable warrants, each one whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	DISAW
Security Exchange Name	NASDAQ
Units, each consisting of one Class A ordinary share &lrm;and one-third of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-third of one redeemable warrant
Trading Symbol	DISAU
Security Exchange Name	NASDAQ